Document Information	12 Months Ended
Dec. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001375205
Registrant Name	UR-ENERGY INC
Period End Date	Dec. 31, 2024
Alternative Reporting Regime	CA